Financial income and expense	12 Months Ended
Mar. 31, 2024
Disclosure of Financial income and expense [Abstract]
Financial income and expense
28.	Financial income and expense

	Year ended
	March 31, 202 4	March 31, 2023	March 31, 2022
Interest income on bank deposits	231,377	82,675	45,060
Others	106,346	140,230	28,517
Finance income	337,723	222,905	73,577
Interest expense on lease obligations	249,964	191,911	185,092
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	164,980	147,117	107,834
Interest expense on borrowings	1,738,298	1,313,494	805,170
Finance expense	(2,153,242)	(1,652,522)	(1,098,096)
Net finance income / (expense) recognized in profit or loss	(1,815,519)	(1,429,617)	(1,024,519)